Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Expenses
Schedule Of Expenses By Nature [Table Text Block]

	Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Administrative and other expenses:
Share based payment expenses (1)	$750	$—
Legal and accounting expenses	3,781	1,050
Other expenses	954	268
	$5,485	$1,318
Gain/loss on derivative financial instruments:
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral (2)	$170,376	$—
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral	—	(5)
Unrealised gain on Promissory Note issued to EDF (2)	(4,666)	—
Unrealised gain on NETC Warrants (2)	(1,414)	—
	$164,296	$(5)
Finance costs:
Interest expense on Convertible Note 3 – AgCentral	$431	$449
Interest expense on Convertible Note 4 – AgCentral	506	459
Interest expense on Convertible Note 5 – AgCentral	58	61
Interest expense on Senior Convertible Notes – AgCentral & Nabors	309	—
Interest expense on Loans from shareholders – AgCentral	159	118
Interest expense on Promissory Note – EDF	43	—
Other	3	67
	$1,509	$1,154

(1) Refer to note 14 – Reserves for more details relating to share based payment expenses.

(2) Refer to note 16 – Financial Instruments – Fair values and financial risk management for further details.

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Raw materials and consumables used:
Raw materials and consumables cost	$572	$205
Power and fuel expense	28	36
	600	241
Consultancy expenses:
Consulting – Corporate	926	760
Consulting – Projects	1,208	1,174
	2,134	1,934
Administrative and other expenses:
Legal and accounting expenses	7,151	1,163
Subscriptions, software and licences	239	137
Travelling expenses	253	84
Marketing expenses	111	58
Other expenses	326	176
	8,080	1,618
Employee benefits expenses:
Salaries and wages	2,554	2,412
Superannuation	242	215
Payroll tax	111	92
Employee entitlements – annual leave (AL)	42	15
Employee entitlements – long service leave (LSL)	34	22
Share-based payment	—	—
	$2,984	$2,756